Statement of Financial Position - USD ($)	Feb. 28, 2018	Aug. 31, 2017	Aug. 31, 2016
Assets, Current
Cash and Cash Equivalents, at Carrying Value	$ 1,015	$ 1,952	$ 46,585
Other Assets, Current	1,500	1,500	1,500
Assets, Current	2,515	3,452	48,085
Assets, Noncurrent
Property, Plant and Equipment, Net	33,617	41,635	68,123
Indefinite-Lived Intangible Assets (Excluding Goodwill)	1,067,543	1,112,631	1,202,807
Other Assets, Noncurrent	13,507	13,507	16,502
Assets, Noncurrent	1,081,050	1,126,138	1,219,309
Assets	1,117,182	1,171,225	1,335,517
Liabilities, Current
Accrued Liabilities, Current	114,595	37,947	25,037
Due To Related Parties Current	5,000	3,000	8,000
Notes Payable, Current	45,000	105,000	90,000
Liabilities, Current	164,595	145,947	123,037
Liabilities, Noncurrent
Liabilities	164,595	145,947	123,037
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest
Common Stock, Value, Issued	43,703	35,121	27,343
Additional Paid in Capital, Common Stock	13,130,256	12,473,432	11,075,385
Retained Earnings (Accumulated Deficit)	(12,221,372)	(11,483,275)	(9,890,248)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	952,587	1,025,278	1,212,480
Liabilities and Equity	$ 1,117,182	$ 1,171,225	$ 1,335,517